Stockholders' Equity (Details 1) (USD $)	12 Months Ended
Dec. 31, 2012
Stock Option Activity Merger Agreement
Share-Based Compensation Arrangement By Share-Based Payment Award [Line Items]
Stock options outstanding, beginning of period	0
Stock options granted	823,757
Stock options exercised	0
Stock options forfeited/cancelled	50,102
Stock options outstanding, end of period	773,655
Stock options exercisable, end of period	623,350
Weighted average exercise price granted	$ 0.573
Weighted average exercise price outstanding, end of period	$ 0.573
Weighted average exercise price exercisable, end of period	$ 0.573
Weighted average remaining contractual life outstanding, granted	4 years 8 months
Weighted average remaining contractual life outstanding, end of period	4 years 8 months
Weighted average remaining contractual life exercisable, end of period	4 years 8 months
Stock Option Activity
Share-Based Compensation Arrangement By Share-Based Payment Award [Line Items]
Stock options outstanding, beginning of period	0
Stock options granted	54,519
Stock options outstanding, end of period	54,519
Stock options exercisable, end of period	54,519
Weighted average exercise price granted	$ 2.25
Weighted average exercise price outstanding, end of period	$ 2.25
Weighted average exercise price exercisable, end of period	$ 2.25
Weighted average remaining contractual life outstanding, granted	9 years 9 months
Weighted average remaining contractual life outstanding, end of period	9 years 9 months
Weighted average remaining contractual life exercisable, end of period	9 years 9 months
Stock Option Activity Merger Converted Amount
Share-Based Compensation Arrangement By Share-Based Payment Award [Line Items]
Stock options outstanding, beginning of period	0
Stock options granted	225,000
Stock options outstanding, end of period	225,000
Stock options exercisable, end of period	62,500
Weighted average exercise price granted	$ 2.36
Weighted average exercise price outstanding, end of period	$ 2.36
Weighted average exercise price exercisable, end of period	$ 2.25
Weighted average remaining contractual life outstanding, granted	7 years 1 month
Weighted average remaining contractual life outstanding, end of period	7 years 1 month
Weighted average remaining contractual life exercisable, end of period	4 years 9 months